UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07185

Morgan Stanley Select Dimensions Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Sara Furber 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	December 31, 2010

Date of reporting period:	September 30, 2010

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Select Dimensions - Money Market Portfolio

Portfolio of Investments • September 30, 2010 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Repurchase Agreements (30.9%)
$5,000	Bank of America Securities (dated 09/24/10; proceeds $5,000,185; fully collateralized by Federal Home Loan Mortgage Corp. 4.50% due 01/15/13; Federal National Mortgage Association 0.00% due 11/15/10; valued at $5,100,361)	0.19%	10/01/10	$5,000,000
5,000	Bank of America Securities (dated 09/30/10; proceeds $5,000,033; fully collateralized by Federal Home Loan Bank 1.00% due 12/28/11; valued at $5,100,781)	0.24	10/01/10	5,000,000
14,128	Barclays Capital LLC (dated 09/30/10; proceeds $14,128,086; fully collateralized by Federal National Mortgage Association 0.00% due 03/30/11: valued at $14,411,018)	0.22	10/01/10	14,128,000
10,000	BNP Paribas Securities (dated 09/30/10; proceeds $10,000,069; fully collateralized by Federal National Mortgage Association 4.50% due 06/01/30; valued at $10,300,001)	0.25	10/01/10	10,000,000
	Total Repurchase Agreements (Cost $34,128,000)			34,128,000

	Floating Rate Notes (28.9%)
	International Banks (20.8%)
5,000	Barclays Bank PLC	0.53(a)	10/19/10(b)	5,000,000
5,000	BNP Paribas	0.49(a)	12/23/10(b)	5,000,000
4,000	Royal Bank of Scotland PLC	0.51(a)	11/10/10(b)	4,000,000
4,000	Lloyds TSB Bank PLC	0.50(a)	10/29/10(b)	4,000,000
5,000	Societe Generale	1.34(a)	11/05/10(b)	5,000,000
				23,000,000
	U.S. Government Agency (8.1%)
9,000	Federal Home Loan Banks	0.23(a)	11/08/10(b)	8,999,599
	Total Floating Rate Notes (Cost $31,999,599)			31,999,599

	Commercial Paper (18.5%)
	International Banks
5,000	Banco Bilbao Vizcaya Argentaria SA (c)	0.26	10/04/10	4,999,892
5,000	Bank of Nova Scotia	0.21	10/01/10	5,000,000
5,500	BPCE SA (c)	0.62-0.64	11/12/10-01/04/11	5,493,567
5,000	NRW Bank (c)	0.49	10/18/10	4,998,843
	Total Commercial Paper (Cost $20,492,302)			20,492,302

	Certificates of Deposit (21.7%)
	International Banks
4,000	Credit AG CIB	0.28	10/15/10	4,000,000
5,000	Credit Industriel et Commercial	0.50	01/05/11	5,000,000
5,000	KBC Bank N.V.	0.35	11/01/10	5,000,000
5,000	Skandinaviska Enskilda	0.34	10/01/10	5,000,000
5,000	Unicredito SpA	0.38-0.41	10/08/10-10/20/10	5,000,000
	Total Certificates of Deposit (Cost $24,000,000)			24,000,000
	Total Investments (Cost $110,619,901) (d)		100.0%	110,619,901
	Liabilities in Excess of Other Assets		0.0	(35,874)
	Net Assets		100.0%	$110,584,027

(a)	Rate shown is the rate in effect at September 30, 2010.
(b)	Date of next interest rate reset.
(c)	Resale is restricted to qualified institutional investors.
(d)	Cost is the same for federal income tax purposes.

Notes to Portfolio of Investments • September 30, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Short-Term Investments
Repurchase Agreements	$34,128,000	—	$34,128,000	—
Floating Rate Notes - Corporate	23,000,000	—	23,000,000	—
Floating Rate Notes - U.S. Government Agency	8,999,599		8,999,599
Commercial Paper	20,492,302	—	20,492,302	—
Certificates of Deposit	24,000,000	—	24,000,000	—
Total	$110,619,901	—	$110,619,901	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of September 30, 2010, the Fund did not have any investments transfer between valuation levels.

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Morgan Stanley Select Dimensions - Flexible Income Portfolio

Portfolio of Investments • September 30, 2010 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Foreign Government & Corporate Bonds (20.7%)
	Argentina (0.5%)
	Foreign Government Obligations
$161	Argentina Bonos	7.00%	10/03/15	$143,531
8	Argentina Government International Bond	8.28	12/31/33	6,449
18	Argentina Government International Bond (Series NY)	2.50(a)	12/31/38	7,193
	Total Argentina			157,173

	Australia (0.8%)
	Brewery (0.0%)
10	FBG Finance Ltd. (144A) (b)	5.125	06/15/15	11,047

	Commercial Banks - Non-U.S. Government Guaranteed (0.4%)
100	National Australia Bank Ltd. (144A) (b)	3.375	07/08/14	107,269

	Diversified Minerals (0.4%)
80	Rio Tinto Finance USA Ltd.	9.00	05/01/19	111,819
	Total Australia			230,135

	Bermuda (0.4%)
	Multi-line Insurance
150	Catlin Insurance Co. Ltd. (144A) (b)	7.249(a)	01/19/17(c)	123,000

	Brazil (1.6%)
	Foreign Government Obligations
200	Banco Nacional de Desenvolvimento Economico e Social (144A) (b)	6.369	06/16/18	229,000
150	Brazilian Government International Bond	5.875	01/15/19	176,625
10	Brazilian Government International Bond	7.125	01/20/37	13,200
30	Brazilian Government International Bond	11.00	08/17/40	41,700
	Total Brazil			460,525

	Canada (1.0%)
	Diversified Minerals (0.5%)
105	Teck Resources Ltd.	10.25	05/15/16	127,716

	Pipelines (0.4%)
120	Kinder Morgan Finance Co. ULC	5.70	01/05/16	124,350

	Real Estate Operation/Development (0.1%)
30	Brookfield Asset Management, Inc.	5.80	04/25/17	31,595
	Total Canada			283,661

	Cayman Islands (0.6%)
	Aerospace/Defense (0.2%)
47	Systems 2001 Asset Trust (144A) (b)	6.664	09/15/13	51,736

	Diversified Minerals (0.2%)
50	Vale Overseas Ltd.	5.625	09/15/19	55,371
5	Vale Overseas Ltd.	6.875	11/10/39	5,755
				61,126
	Oil Company - Integrated (0.2%)
55	Petrobras International Finance Co.	5.75	01/20/20	61,162
	Total Cayman Islands			174,024

	Dominican Republic (0.0%)
	Foreign Government Obligation
5	Dominican Republic International Bond	9.04	01/23/18	6,498

	France (0.7%)
	Electric - Integrated (0.1%)
35	EDF SA (144A) (b)	4.60	01/27/20	38,204

	Multimedia (0.2%)
$40	Vivendi SA (144A) (b)	6.625%	04/04/18	$46,485

	Telephone - Integrated (0.1%)
15	France Telecom SA	8.50	03/01/31	21,757

	Commercial Banks (0.3%)
100	Credit Agricole SA (144A) (b)	3.50	04/13/15	103,246
	Total France			209,692

	Ghana (0.4%)
	Foreign Government Obligation
100	Republic of Ghana (144A) (b)	8.50	10/04/17	115,000

	Indonesia (1.0%)
	Foreign Government Obligations
100	Indonesia Government International Bond	7.75	01/17/38	137,750
100	Indonesia Government International Bond (144A) (b)	11.625	03/04/19	155,500
	Total Indonesia			293,250

	Ireland (0.3%)
	Electric - Integrated
75	Iberdrola Finance Ireland Ltd. (144A) (b)	5.00	09/11/19	75,040

	Luxembourg (2.4%)
	Diversified Manufactured Operation (0.6%)
155	Tyco Electronics Group SA	5.95	01/15/14	172,851

	Electric - Integrated (0.4%)
100	Enel Finance International SA (144A) (b)	5.125	10/07/19	106,244

	Metals & Mining (0.2%)
40	ArcelorMittal	9.85	06/01/19	51,492

	Satellite Telecommunication (0.4%)
23	Intelsat Bermuda Ltd.	11.50	02/04/17	24,582
95	Intelsat Jackson Holdings Ltd.	9.50	06/15/16	101,769
				126,351
	Telecommunication Services (0.6%)
180	Wind Acquisition Finance SA (144A) (b)	12.00	12/01/15	191,475

	Telephone - Integrated (0.2%)
40	Telecom Italia Capital SA	6.999	06/04/18	46,018
	Total Luxembourg			694,431

	Mexico (1.3%)
	Foreign Government Obligations (0.7%)
100	Mexico Government International Bond (Series A)	6.75	09/27/34	124,750
20	United Mexican States	6.05	01/11/40	23,000
44	United Mexican States (Series E)	5.95	03/19/19	51,854
				199,604
	Food - Baking (0.3%)
100	Grupo Bimbo SAB de CV (144A) (b)	4.875	06/30/20	104,891

	Oil Company - Integrated (0.3%)
15	Petroleos Mexicanos	8.00	05/03/19	18,675
60	Petroleos Mexicanos (REGS)	5.50	01/21/21	64,200
				82,875
	Total Mexico			387,370

	Netherlands (2.0%)
	Electric - Generation (0.5%)
130	Intergen N.V. (144A) (b)	9.00	06/30/17	138,125

	Oil Company - Exploration & Production (0.8%)
200	KazMunaiGaz Finance Sub BV (144A) (b)	9.125	07/02/18	245,500

	Telephone - Integrated (0.3%)
$25	Deutsche Telekom International Finance BV	8.75%	06/15/30	$35,102
45	Telefonica Europe BV	8.25	09/15/30	59,457
				94,559
	Multi-line Insurance (0.3%)
75	Aegon N.V.	4.625	12/01/15	79,791

	Paper & Related Products (0.1%)
264	Tjiwi Kimia Finance BV	0.00	04/29/27	9,227
19	Tjiwi Kimia Finance BV (d)	3.05(a)	04/29/15	4,626
107	Tjiwi Kimia Finance BV (d)	3.094(a)	04/29/18	20,811
				34,664
	Total Netherlands			592,639

	Peru (0.7%)
	Foreign Government Obligations
40	Peruvian Government International Bond	7.125	03/30/19	50,300
10	Peruvian Government International Bond	7.35	07/21/25	13,025
96	Peruvian Government International Bond	8.75	11/21/33	143,280
	Total Peru			206,605

	Philippines (0.4%)
	Foreign Government Obligation
87	Philippine Government International Bond	8.875	03/17/15	111,578

	Russia (1.6%)
	Foreign Government Obligations
151	Russian Foreign Bond - Eurobond	7.50	03/31/30	181,500
90	Russian Foreign Bond - Eurobond	12.75	06/24/28	164,025
100	Russian Foreign Bond - Eurobond (REGS)	5.00	04/29/20	104,700
	Total Russia			450,225

	Switzerland (0.6%)
	Commercial Banks (0.5%)
110	Credit Suisse	5.30	08/13/19	122,079
5	Credit Suisse	6.00	02/15/18	5,530
20	Credit Suisse AG	5.40	01/14/20	21,374
				148,983
	Energy Equipment & Services (0.1%)
20	Weatherford International Ltd.	9.625	03/01/19	26,130
	Total Switzerland			175,113

	Turkey (1.0%)
	Foreign Government Obligations
100	Turkey Government International Bond	5.625	03/30/21	109,500
100	Turkey Government International Bond	6.75	04/03/18	117,500
17	Turkey Government International Bond	6.875	03/17/36	19,848
15	Turkey Government International Bond	8.00	02/14/34	19,650
19	Turkey Government International Bond	11.875	01/15/30	33,677
	Total Turkey			300,175

	Ukraine (0.3%)
	Foreign Government Obligation
100	Ukraine Government International Bond	6.75	11/14/17	98,310

	United Kingdom (2.4%)
	Advertising Services (0.4%)
100	WPP Finance	8.00	09/15/14	119,363

	Commercial Banks (1.0%)
65	Barclays Bank PLC	6.75	05/22/19	77,374
100	Royal Bank of Scotland PLC (The)	4.875	03/16/15	105,312

$100	Standard Chartered PLC (144A) (b)	3.85%	04/27/15	$104,413
				287,099
	Diversified Minerals (0.5%)
100	Anglo American Capital PLC (144A) (b)	9.375	04/08/19	135,059

	Telephone - Integrated (0.4%)
100	Virgin Media Finance PLC	9.125	08/15/16	107,500

	Tobacco (0.1%)
30	BAT International Finance PLC (144A) (b)	9.50	11/15/18	40,852
	Total United Kingdom			689,873

	Uruguay (0.1%)
	Foreign Government Obligation
10	Uruguay Government International Bond	8.00	11/18/22	12,900

	Venezuela (0.6%)
	Foreign Government Obligations
20	Venezuela Government International Bond	6.00	12/09/20	11,850
150	Venezuela Government International Bond	7.65	04/21/25	91,875
50	Venezuela Government International Bond	8.50	10/08/14	42,250
14	Venezuela Government International Bond	9.25	09/15/27	10,325
25	Venezuela Government International Bond	10.75	09/19/13	23,687
	Total Venezuela			179,987
	Total Foreign Government & Corporate Bonds (Cost $5,537,403)			6,027,204

	Domestic Corporate Bonds (56.2%)
	Advanced Materials/Products (0.1%)
40	Hexcel Corp.	6.75	02/01/15	40,300

	Advertising Agencies (0.2%)
45	Omnicom Group, Inc.	4.45	08/15/20	46,356

	Agricultural Operations (0.1%)
35	Bunge Ltd. Finance Corp.	8.50	06/15/19	42,371

	Apparel Manufacturers (0.4%)
100	Levi Strauss & Co.	7.625	05/15/20	104,250

	Auto - Cars/Light Trucks (0.1%)
30	Daimler Finance North America LLC	7.30	01/15/12	32,274

	Auto Parts: Original Equipment Manufacturer (0.5%)
80	Tenneco, Inc.	8.125	11/15/15	84,100
70	TRW Automotive, Inc. (144A) (b)	8.875	12/01/17	77,000
				161,100
	Beverages (0.2%)
45	Anheuser-Busch InBev Worldwide, Inc. (144A) (b)	5.375	11/15/14	50,557

	Beverages - Wine/Spirits (1.0%)
285	Constellation Brands, Inc.	7.25	05/15/17	305,306

	Building Product - Cement/Aggregation (0.3%)
20	CRH America, Inc.	6.00	09/30/16	22,421
25	Holcim US Finance Sarl & Cie SCS (144A) (b)	6.00	12/30/19	27,328
40	Lafarge SA (144A) (b)	5.50	07/09/15	42,075
				91,824
	Building Product - Wood (0.2%)
70	Masco Corp.	6.125	10/03/16	71,252

	Building Societies (0.4%)
120	Nationwide Building Society (144A) (b)	6.25	02/25/20	132,333

	Cable/Satellite TV (2.4%)
130	Charter Communications Operating LLC/Charter Communications Operating Capital (144A) (b)	10.875	09/15/14	147,875
305	CSC Holdings LLC (144A) (b)	8.625	02/15/19	344,650

$40	DirecTV Holdings LLC / DirecTV Financing Co., Inc.	7.625%	05/15/16	$44,651
65	DISH DBS Corp.	6.625	10/01/14	68,088
90	DISH DBS Corp.	7.00	10/01/13	95,962
				701,226
	Capital Markets (0.5%)
135	Goldman Sachs Group, Inc. (The)	6.15	04/01/18	149,971

	Casino Gaming (1.5%)
90	Las Vegas Sands Corp.	6.375	02/15/15	91,238
195	MGM Mirage	6.75	04/01/13	182,081
145	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (144A) (b)	7.75	08/15/20	153,700
				427,019
	Casino Hotels (0.4%)
110	Harrah’s Operating Co., Inc.	11.25	06/01/17	121,000

	Cellular Telecommunications (0.2%)
50	Nextel Communications, Inc. (Series E)	6.875	10/31/13	50,563

	Chemicals (0.3%)
80	Mosaic Co. (The) (144A) (b)	7.625	12/01/16	86,764

	Chemicals - Diversified (0.5%)
135	Lyondell Chemical Co. (144A) (b)	8.00	11/01/17	147,825

	Chemicals - Specialty (0.6%)
65	Ashland, Inc.	9.125	06/01/17	74,750
80	Nalco Co.	8.25	05/15/17	88,800
				163,550
	Coal (0.4%)
35	Foundation PA Coal Co. LLC	7.25	08/01/14	36,006
90	Massey Energy Co.	6.875	12/15/13	92,700
				128,706
	Commercial Banks (0.7%)
70	PNC Funding Corp.	5.125	02/08/20	75,922
35	PNC Funding Corp.	6.70	06/10/19	41,461
75	Regions Financial Corp.	5.75	06/15/15	76,373
	Total Commercial Banks			193,756

	Commercial Services (1.9%)
430	ServiceMaster Co. (The) (144A) (b)	10.75	07/15/15	460,100
80	Ticketmaster Entertainment LLC / Ticketmaster Noteco, Inc.	10.75	08/01/16	88,000
				548,100
	Computer Services (0.5%)
105	SunGard Data Systems, Inc.	9.125	08/15/13	107,756
30	SunGard Data Systems, Inc.	10.625	05/15/15	33,600
				141,356
	Consumer Products - Miscellaneous (1.0%)
280	Jarden Corp.	7.50	05/01/17	291,200

	Containers - Paper/Plastic (0.6%)
75	Graphic Packaging International, Inc.	7.875	10/01/18	77,437
125	Solo Cup Co.	8.50	02/15/14	108,125
				185,562
	Data Processing Services (0.5%)
85	Fidelity National Information Services, Inc. (144A) (b)	7.625	07/15/17	91,162
40	First Data Corp. (144A) (b)	8.875	08/15/20	41,700
25	First Data Corp.	9.875	09/24/15	20,563
				153,425

	Decision Support Software (0.3%)
$100	Vangent, Inc.	9.625%	02/15/15	$92,125

	Distribution/Wholesale (0.2%)
45	Ingram Micro, Inc.	5.25	09/01/17	46,678

	Diversified Financial Services (1.9%)
70	Ally Financial Inc.	6.875	09/15/11	72,537
25	Citigroup, Inc. (e)	8.125	07/15/39	31,681
160	Citigroup, Inc. (e)	8.50	05/22/19	198,131
5	General Electric Capital Corp.	5.625	05/01/18	5,558
210	General Electric Capital Corp. (Series G)	6.00	08/07/19	236,701
				544,608
	Diversified Manufactured Operation (0.2%)
45	Cooper US, Inc.	5.25	11/15/12	48,903

	Diversified Operation/Commercial Service (1.0%)
285	ARAMARK Corp.	8.50	02/01/15	297,825

	Diversified Telecommunication Services (0.3%)
50	AT&T, Inc. (144A) (b)	5.35	09/01/40	50,423
10	AT&T, Inc.	6.15	09/15/34	10,982
15	CenturyLink, Inc. (Series Q)	6.15	09/15/19	15,370
				76,775
	E-Commerce/Services (0.7%)
40	Expedia, Inc. (144A) (b)	5.95	08/15/20	40,650
140	Expedia, Inc.	8.50	07/01/16	152,950
				193,600
	Electric - Generation (1.2%)
80	AES Corp. (The)	7.75	03/01/14	86,000
85	AES Corp. (The)	8.00	06/01/20	92,650
20	Edison Mission Energy	7.00	05/15/17	14,550
70	Homer City Funding LLC	8.137	10/01/19	65,975
87	Midwest Generation LLC (Series B)	8.56	01/02/16	85,797
				344,972
	Electric - Integrated (1.9%)
90	CMS Energy Corp.	6.25	02/01/20	95,199
30	Ipalco Enterprises, Inc.	8.625	11/14/11	31,763
245	Mirant Americas Generation LLC	8.50	10/01/21	237,037
30	NiSource Finance Corp.	6.80	01/15/19	35,642
60	PPL Energy Supply LLC	6.50	05/01/18	69,536
45	Progress Energy, Inc.	7.05	03/15/19	55,876
15	Public Service Co. of Colorado	5.125	06/01/19	17,300
				542,353
	Electric Utilities (0.1%)
40	FirstEnergy Solutions Corp.	6.05	08/15/21	42,819

	Electronic Equipment, Instruments & Components (0.1%)
10	Corning, Inc.	6.625	05/15/19	12,127
15	Corning, Inc.	7.25	08/15/36	18,089
				30,216
	Electronic Measuring Instrument (0.1%)
15	Agilent Technologies, Inc.	5.50	09/14/15	16,883

	Electronics - Military (0.5%)
145	L-3 Communications Corp.	5.875	01/15/15	148,988

	Finance - Auto Loans (0.9%)
210	Ford Motor Credit Co. LLC	7.00	04/15/15	224,620
25	Nissan Motor Acceptance Corp. (144A) (b)	4.50	01/30/15	26,610
				251,230
	Finance - Consumer Loans (0.2%)
60	SLM Corp. (MTN)	8.00	03/25/20	59,637

	Finance - Credit Card (0.6%)
$130	American Express Co.	8.125%	05/20/19	$168,157

	Finance - Investment Banker/Broker (0.7%)
25	Bear Stearns Cos. LLC (The)	7.25	02/01/18	30,498
100	Merrill Lynch & Co., Inc.	6.11	01/29/37	98,087
80	TD Ameritrade Holding Corp.	5.60	12/01/19	88,562
				217,147
	Finance - Other Services (1.0%)
215	Ally Financial, Inc. (144A) (b)	7.50	09/15/20	230,050
60	NASDAQ OMX Group, Inc. (The)	5.55	01/15/20	63,878
				293,928
	Food - Meat Products (0.6%)
75	JBS USA LLC/JBS USA Finance, Inc.	11.625	05/01/14	87,000
85	Smithfield Foods, Inc.	7.00	08/01/11	87,975
				174,975
	Food - Miscellaneous/Diversified (0.2%)
25	ConAgra Foods, Inc.	7.00	10/01/28	30,233
20	ConAgra Foods, Inc.	8.25	09/15/30	27,073
				57,306
	Food - Retail (1.3%)
24	Delhaize America, Inc.	9.00	04/15/31	34,012
285	SUPERVALU, Inc.	8.00	05/01/16	288,563
45	Woolworths Ltd. (144A) (b)	4.00	09/22/20	45,958
				368,533
	Food Products (0.2%)
50	Kraft Foods, Inc.	5.375	02/10/20	55,957

	Health Care Equipment & Supplies (0.3%)
90	Boston Scientific Corp.	6.00	01/15/20	96,160

	Health Care Providers & Services (0.3%)
75	Healthsouth Corp.	10.75	06/15/16	82,594

	Hotels & Motels (0.1%)
30	Hyatt Hotels Corp. (144A) (b)	6.875	08/15/19	33,428

	Independent Power Producer (0.8%)
125	GenOn Escrow Corp. (144A) (b)(f)	9.875	10/15/20	120,000
115	NRG Energy, Inc.	8.50	06/15/19	121,756
				241,756
	Insurance (0.6%)
65	MetLife, Inc.	7.717	02/15/19	82,859
30	Principal Financial Group, Inc.	8.875	05/15/19	39,547
35	Prudential Financial, Inc. (MTN)	6.625	12/01/37	39,574
	Total Insurance			161,980

	Life/Health Insurance (0.1%)
35	Aflac, Inc.	3.45	08/15/15	36,360

	Media (1.0%)
30	CBS Corp.	8.875	05/15/19	39,169
65	Comcast Corp.	5.70	05/15/18	74,517
40	Time Warner Cable, Inc.	6.75	07/01/18	47,779
5	Time Warner Cable, Inc.	8.25	04/01/19	6,466
35	Time Warner Cable, Inc.	8.75	02/14/19	46,294
15	Time Warner, Inc.	4.875	03/15/20	16,304
30	Time Warner, Inc.	5.875	11/15/16	34,979
35	Viacom, Inc.	6.875	04/30/36	41,223
	Total Media			306,731

	Medical - Biomedical/Genetics (0.3%)
45	Genzyme Corp. (144A) (b)	3.625	06/15/15	47,772
40	Life Technologies Corp.	6.00	03/01/20	45,395
				93,167

	Medical - Drugs (0.1%)
$40	Axcan Intermediate Holdings, Inc.	12.75%	03/01/16	$41,000

	Medical - Hospitals (2.6%)
85	Capella Healthcare, Inc. (144A) (b)	9.25	07/01/17	91,162
45	CHS/Community Health Systems, Inc.	8.875	07/15/15	47,925
95	HCA, Inc.	5.75	03/15/14	94,169
125	HCA, Inc.	6.25	02/15/13	127,812
125	HCA, Inc.	7.69	06/15/25	117,500
50	LifePoint Hospitals, Inc. (144A) (b)	6.625	10/01/20	51,125
20	Tenet Healthcare Corp. (144A) (b)	8.00	08/01/20	20,000
15	Tenet Healthcare Corp.	9.25	02/01/15	16,181
90	Tenet Healthcare Corp.	10.00	05/01/18	103,275
75	UHS Escrow Corp. (144A) (b)	7.00	10/01/18	77,813
				746,962
	Medical - Nursing Homes (0.5%)
135	Sun Healthcare Group, Inc.	9.125	04/15/15	143,775

	Medical - Outpatient/Home Medical (0.2%)
35	Select Medical Corp.	6.237(a)	09/15/15	31,062
15	Select Medical Corp.	7.625	02/01/15	14,719
				45,781
	Medical Products (0.3%)
91	Fresenius Medical Care Capital Trust IV	7.875	06/15/11	93,730

	Metal - Copper (0.1%)
15	Southern Copper Corp.	5.375	04/16/20	15,955
25	Southern Copper Corp.	6.75	04/16/40	27,421
				43,376
	Metals & Mining (0.1%)
20	Freeport-McMoRan Copper & Gold, Inc.	8.375	04/01/17	22,353

	Mortgage Banks (0.3%)
102	GS Mortgage Securities Corp.	7.50	09/25/36	90,614

	Multi-line Insurance (0.4%)
40	Allstate Corp. (The)	7.45	05/16/19	50,057
60	Hartford Financial Services Group, Inc. (g)	5.50	03/30/20	61,133
				111,190
	Multimedia (0.5%)
50	NBC Universal, Inc. (144A) (b)	5.15	04/30/20	54,099
65	News America, Inc.	7.85	03/01/39	83,277
				137,376
	Office Electronics (0.1%)
10	Xerox Corp.	5.625	12/15/19	11,213
20	Xerox Corp.	6.35	05/15/18	23,239
				34,452
	Oil Companies - Exploration & Production (6.0%)
55	Anadarko Petroleum Corp.	6.95	06/15/19	61,475
100	Atlas Energy Operating Co. LLC / Atlas Energy Finance Corp.	10.75	02/01/18	111,250
155	Denbury Resources, Inc.	9.75	03/01/16	174,762
25	EQT Corp.	8.125	06/01/19	31,045
150	EXCO Resources, Inc.	7.50	09/15/18	149,813
95	Hilcorp Energy I LP/Hilcorp Finance Co. (144A) (b)	7.75	11/01/15	96,425
33	Pemex Project Funding Master Trust	6.625	06/15/35	36,215
25	Pemex Project Funding Master Trust	6.625	06/15/38	27,049
300	Petrohawk Energy Corp. (144A) (b)	7.25	08/15/18	307,500
55	Plains Exploration & Production Co.	7.75	06/15/15	57,956
110	Plains Exploration & Production Co.	10.00	03/01/16	125,950

$95	QEP Resources, Inc.	6.875%	03/01/21	$103,313
150	Range Resources Corp.	6.75	08/01/20	156,750
170	SandRidge Energy, Inc.	8.625(h)	04/01/15	170,850
125	SandRidge Energy, Inc. (144A) (b)	8.75	01/15/20	124,375
				1,734,728
	Oil Company - Integrated (0.2%)
50	Hess Corp.	6.00	01/15/40	55,131

	Paper & Related Products (0.9%)
70	Boise Paper Holdings LLC / Boise Finance Co.	9.00	11/01/17	75,425
90	Georgia-Pacific LLC (144A) (b)	8.25	05/01/16	100,462
35	Glatfelter	7.125	05/01/16	35,919
40	International Paper Co.	7.95	06/15/18	48,582
				260,388
	Pipelines (1.3%)
20	CenterPoint Energy Resources Corp.	6.25	02/01/37	22,638
50	Energy Transfer Partners LP	9.00	04/15/19	64,169
25	Enterprise Products Operating LLC	5.20	09/01/20	27,124
50	Enterprise Products Operating LLC (Series N)	6.50	01/31/19	58,364
35	Sonat, Inc.	7.625	07/15/11	36,459
130	Williams Cos., Inc. (The)	7.875	09/01/21	158,149
				366,903
	Property Trust (0.2%)
60	WEA Finance LLC / WT Finance Aust Pty Ltd. (144A) (b)	6.75	09/02/19	71,211

	REIT - Diversified (0.6%)
80	Digital Realty Trust LP (144A) (b)	4.50	07/15/15	82,682
55	Duke Realty LP	6.75	03/15/20	61,539
45	Vornado Realty LP	4.25	04/01/15	46,618
				190,839
	REIT - Health Care (0.2%)
50	Health Care, Inc.	6.125	04/15/20	53,626

	REIT - Office Property (0.2%)
30	BioMed Realty LP (144A) (b)	6.125	04/15/20	32,707
30	Boston Properties LP	5.625	11/15/20	32,987
				65,694
	Resorts/Theme Parks (0.0%)
299	Resort at Summerlin LP (Series B) (d)(i)(j)(k)	13.00(h)	12/15/07	0

	Retail - Discount (0.5%)
100	Dollar General Corp.	10.625	07/15/15	110,750
35	Wal-Mart Stores, Inc.	5.25	09/01/35	37,612
				148,362
	Retail - Drug Store (0.3%)
77	CVS Pass-Through Trust	6.036	12/10/28	81,882

	Retail - Mail Order (0.2%)
50	QVC, Inc. (144A) (b)	7.125	04/15/17	52,000

	Retail - Major Department Store (0.1%)
15	JC Penney Co., Inc.	5.65	06/01/20	15,356

	Retail - Perfume & Cosmetics (0.5%)
140	Sally Holdings LLC/Sally Capital, Inc.	9.25	11/15/14	148,050

	Retail - Regional Department Store (0.4%)
36	JC Penney Corp., Inc.	6.375	10/15/36	34,920
70	Macy’s Retail Holdings, Inc.	5.90	12/01/16	74,900
				109,820
	Retail - Restaurants (0.1%)
30	Yum! Brands, Inc.	6.875	11/15/37	35,992

	Satellite Telecommunication (0.4%)
$120	Intelsat Corp.	9.25%	06/15/16	$128,550

	Schools (0.2%)
55	Duke University	5.15	04/01/19	63,559

	Semiconductor Equipment (0.1%)
35	KLA-Tencor Corp.	6.90	05/01/18	40,209

	Special Purpose Entity (1.3%)
160	AIG SunAmerica Global Financing VI (144A) (b)	6.30	05/10/11	164,000
18	CA FM Lease Trust (144A) (b)(i)	8.50	07/15/17	20,816
50	Harley-Davidson Funding Corp. (144A) (b)	6.80	06/15/18	54,447
150	NSG Holdings LLC / NSG Holdings, Inc. (144A) (b)	7.75	12/15/25	137,250
				376,513
	Specialty Retail (0.2%)
65	Home Depot, Inc.	5.875	12/16/36	69,534

	Super-Regional Banks - U.S. (0.3%)
70	KeyCorp (MTN)	6.50	05/14/13	76,762

	Telecommunication Services (0.7%)
75	Qwest Corp.	8.375	05/01/16	89,062
100	Sable International Finance Ltd. (144A) (b)	7.75	02/15/17	106,000
				195,062
	Telephone - Integrated (1.9%)
2	AT&T Corp.	8.00	11/15/31	2,683
180	Frontier Communications Corp.	9.00	08/15/31	192,825
90	Qwest Communications International, Inc. (144A) (b)	7.125	04/01/18	94,950
70	Sprint Capital Corp.	6.90	05/01/19	70,700
65	Verizon Communications, Inc.	6.35	04/01/19	79,455
100	Windstream Corp.	7.875	11/01/17	104,750
				545,363
	Therapeutics (0.5%)
145	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC (144A) (b)	7.75	09/15/18	149,712

	Tobacco (0.1%)
20	Altria Group, Inc.	9.25	08/06/19	26,853

	Transport - Rail (0.2%)
15	CSX Corp.	6.15	05/01/37	17,122
30	Union Pacific Corp.	6.125	02/15/20	36,119
				53,241
	Transport - Services (0.2%)
20	Ryder System, Inc. (MTN)	5.85	11/01/16	22,508
25	Ryder System, Inc. (MTN)	7.20	09/01/15	29,462
				51,970
	Total Domestic Corporate Bonds (Cost $15,330,002)			16,371,656

	Asset-Backed Securities (1.3%)
100	Ally Master Owner Trust 2010-3 A (144A) (b)	2.88	04/15/15	103,242
125	Ford Credit Floorplan Master Owner Trust 2010-3 A2 (144A) (b)	1.957(a)	02/15/17	130,148
20	Specialty Underwriting & Residential Finance 2004-BC2 A2	0.526(a)	05/25/35	16,373
125	Westlake Automobile Receivables Trust 2010-1A B (144A) (b)	5.00	05/15/15	125,762
	Total Asset-Backed Securities (Cost $369,524)			375,525

	U.S. Government Agencies & Obligations (14.0%)
	U.S. Government Agencies (3.6%)
	Federal National Mortgage Assoc.
$100		4.375%	10/15/15	$113,547
200		5.00	05/11/17	235,868
59	356 25 (IO)	7.00	12/01/34	9,964
105	356 30 (IO)	8.00	06/01/35	21,113
53	356 47 (IO)	6.50	12/01/29	6,466
52	356 49 (IO)	7.00	11/01/19	6,411
	Federal Home Loan Mortgage Corp.
200		2.875	02/09/15	213,138
150		3.00	07/28/14	160,576
200		6.75	03/15/31	280,704
	U.S. Government Obligations (10.4%)
	U.S. Treasury Bonds
150		4.25	05/15/39	164,930
815		4.375	11/15/39	914,455
910		7.50	11/15/24	1,379,645
	U.S. Treasury Notes
175		2.75	02/15/19	181,576
300		3.625	08/15/19	329,953
44		4.75	08/15/17	52,247
	Total U.S. Government Agencies & Obligations (Cost $3,768,446)			4,070,593

	U.S. Government Agencies - Mortgage-Backed Securities (0.7%)
	Federal National Mortgage Assoc. (0.7%)
51		6.50	07/01/29	56,546
16		6.50	05/01/31	18,185
75		6.50	03/01/32	83,749
9		6.50	11/01/33	9,748
34		7.00	02/01/33	38,366
5		8.00	02/01/12	4,645
				211,239
	Government National Mortgage Assoc. (0.0%)
1		8.00	06/15/26	812
	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $197,937)			212,051

	Municipal Bonds (1.0%)
35	Chicago Transit Authority (Series B)	6.20	12/01/40	35,671
15	City of Chicago O’Hare Int’l Airport (Series B)	6.395	01/01/40	16,071
30	City of New York (Series G-1)	5.968	03/01/36	32,457
75	Illinois State Toll Highway Authority 2009 (Series A)	6.184	01/01/34	80,343
15	Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4 (Series 2010 J)	6.637	04/01/57	16,171
20	Municipal Electric Authority of Georgia Plant Vogtle	6.655	04/01/57	21,105
30	New York City Transitional Finance Authority	5.267	05/01/27	32,657
40	State of California - Various Purpose	5.95	04/01/16	44,192
25	State of California - Various Purpose	6.65	03/01/22	27,614
	Total Municipal Bonds (Cost $286,662)			306,281

	Collateralized Mortgage Obligations (4.8%)
	Private Issues (4.1%)
28	American Home Mortgage Assets 2006-4 1A3	0.566(a)	10/25/46	610
163	Banc of America Alternative Loan Trust 2005-12 5A1	5.25	01/25/21	157,816
100	Countrywide Alternative Loan Trust 2006-8T1 1A3	6.00	04/25/36	78,459
190	Countrywide Home Loan Mortgage Pass-Through Trust 2007-13 A10	6.00	08/25/37	154,752
	First Horizon Alternative Mortgage Securities
97	2005-FA8 2A1	5.00	11/25/20	99,570
90	2006-FA5 A3	6.25	08/25/36	71,066

$194	GMAC Mortgage Corp. Loan Trust 2010-1 A (144A) (b)	4.25%	07/25/40	$197,838
100	Lehman Mortgage Trust 2006-1 3A5	5.50	02/25/36	87,859
79	Mastr Adjustable Rate Mortgages Trust 2006-OA1 3A3	1.31(a)	04/25/46	3,554
122	Residential Accredit Loans, Inc. 2006-QS4 A4	6.00	04/25/36	86,983
188	Structured Adjustable Rate Mortgage Loan Trust 2004-10 1A1	2.743(a)	08/25/34	171,483
100	WaMu Mortgage Pass-Through Certificates 2005-AR10 1A3	2.771(a)	09/25/35	85,732
				1,195,722
	U.S. Government Agencies (0.7%)
503	Federal Home Loan Mortgage Corp. 237 S29 (IO)	7.493(a)	05/15/36	80,856
316	Federal National Mortgage Assoc. 2009-8 BS (IO)	6.444(a)	02/25/24	35,300
600	Goverment National Mortgage Association 2010 - 115 AS (IO)	5.786(a)	09/20/40	91,875
				208,031
	Total Collateralized Mortgage Obligations (Cost $1,388,753)			1,403,753

NUMBER OF SHARES
	Preferred Stock (0.3%)
	Diversified Financial Services
82	Ally Financial, Inc. $70.00 (144A) (b) (Cost $34,389)			73,813

	Common Stocks (0.0%)
	Communications Equipment (0.0%)
563	Orbcomm, Inc. (l)			1,278

	Diversified Telecommunication Services (0.0%)
109	XO Holdings, Inc. (k)(l)(m)			65

	Electric Utilities (0.0%)
13	PNM Resources, Inc. (k)			148

	Wireless Telecommunication Services (0.0%)
49	USA Mobility, Inc. (k)(m)			786
	Total Common Stocks (Cost $637)			2,277

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Short-Term Investments (2.2%)
	U.S. Government Obligations (n)(o) (0.8%)
$230	U.S. Treasury Bills (Cost $229,965)	0.18 - 0.20	10/28/10	229,965

NUMBER OF SHARES (000)
	Investment Company (p) (1.4%)
418	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $417,885)			417,885
	Total Short-Term Investments (Cost $647,850)			647,850
	Total Investments (Cost $27,561,603) (q)(r)		101.2%	29,491,003
	Liabilities in Excess of Other Assets		(1.2)	(363,889)
	Net Assets		100.0%	$29,127,114

IO	Interest Only Security.
MTN	Medium Term Note.

REIT	Real Estate Investment Trust.
(a)	Floating rate security. Rate shown is the rate in effect at September 30, 2010.
(b)	Resale is restricted to qualified institutional investors.
(c)	Security issued with perpetual maturity.
(d)	Non-income producing security; bond in default.
(e)	For the nine months ended September 30, 2010, there were no transactions in Citigroup, Inc., an affiliate of the Investment Adviser, Administrator and Distributor.
(f)	Security purchased on a when-issued basis.
(g)	For the nine months ended September, 2010, the cost of purchases of Hartford Financial Services Group, Inc., corporate bond, an affiliate of the Fund, was $56,962
(h)	Payment-in-kind security.
(i)

At September 30, 2010, the Fund held $20,816 of fair valued securities, representing 0.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(j)	Issuer in bankruptcy.
(k)	Acquired through exchange offer.
(l)	Non-income producing security.
(m)	Illiquid security.
(n)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(o)	A portion of this security has been physically segregated in connection with open futures contracts.
(p)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

(q)	Securities have been designated as collateral in connection with open futures and swap contracts.
(r)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at September 30, 2010:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
28	Long	U.S. Treasury Notes 5 Year, December 2010	$3,384,282	$25,738
3	Short	U.S. Treasury Bonds 30 Year, December 2010	(423,844)	(15,944)
3	Short	U.S. Treasury Notes 2 Year, December 2010	(658,453)	(1,335)
5	Short	U.S. Treasury Bonds 30 Year, December 2010	(668,594)	(315)
35	Short	U.S. Treasury Notes 10 Year, December 2010	(4,411,641)	(28,147)
		Net Unrealized Depreciation		$(20,003)

Credit Default Swap Contract Open at September 30, 2010:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000’s)	INTEREST RATE	TERMINATION DATE	UNREALIZED DEPRECIATION	UPFRONT PAYMENTS	VALUE	CREDIT RATING OF REFERENCE OBLIGATION+ (unaudited)
Bank of America, N.A. Tyco Electronics Ltd.	Buy	$125	5.00%	June 20, 2014	$(13,963)	$(5,251)	$(19,214)	BBB

+                             Credit rating as issued by Standard & Poor’s

Interest Rate Swap Contracts Open at September 30, 2010:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)		FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Credit Suisse Group	$2,160		3 Month LIBOR	Receive	2.625%	03/11/15	$(121,478)
Credit Suisse Group	CAD	849	3 Month LIBOR	Receive	2.18	09/08/15	(2,584)
Credit Suisse Group	611		3 Month LIBOR	Receive	2.208	09/08/15	(2,641)
Credit Suisse Group	1,000		3 Month LIBOR	Pay	4.065	09/08/20	6,940
Credit Suisse Group	720		3 Month LIBOR	Pay	4.123	09/08/20	6,640
			Net Unrealized Depreciation				$(113,123)

LIBOR    London Interbank Offered Rate

Currency Abbreviations:

CAD                      Canadian Dollar.

Zero Coupon Swap Contracts Open at September 30, 2010:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank^	$920	3 Month LIBOR	Receive	11/15/21	$(154,660)
Deutsche Bank AG^	750	3 Month LIBOR	Receive	11/15/21	(113,412)
Deutsche Bank AG^^	750	3 Month LIBOR	Pay	11/15/21	45,827
JPMorgan Chase Bank N.A. New York^	535	3 Month LIBOR	Receive	11/15/19	(86,208)
UBS AG^	255	3 Month LIBOR	Receive	11/15/19	(39,577)
		Net Unrealized Depreciation			$(348,030)

LIBOR	London Interbank Offered Rate
^	Portfolio will make payments of $412,031, $323,462, $203,364 and $95,443 respectively on termination date.
^^	Portfolio will receive payment of $250,453 on termination date.

Notes to the Portfolio of Investments • September 30, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Assets:
Foreign Government Bonds	$2,591,830	—	$2,591,830	—
Corporate Bonds	19,807,030	—	19,786,214	$20,816
Asset-Backed Securities	375,525	—	375,525	—
U.S. Government Agencies & Obligations	4,070,593	—	4,070,593	—
U.S. Government Agencies - Mortgage-Backed Securities	212,051	—	212,051	—
Municipal Bonds	306,281	—	306,281	—
Collateralized Mortgage Obligations	1,403,753	—	1,403,753	—
Preferred Stock	73,813	—	73,813	—
Common Stocks
Communications Equipment	1,278	$1,278	—	—
Diversified Telecommunication Services	65	—	65	—
Electric Utilities	148	148	—	—
Wireless Telecommunication Services	786	786	—	—
Total Common Stocks	2,277	2,212	65	—
Short-Term Investments
U.S. Government Obligations	229,965	—	229,965	—
Investment Company	417,885	—	417,885	—
Total Short-Term Investments	647,850	—	647,850	—
Futures	25,738	25,738	—	—
Interest Rate Swaps	13,580	—	13,580	—
Zero Coupon Swaps	45,827	—	45,827	—
Total	29,576,148	27,950	29,527,382	20,816

Liabilities:
Futures	(45,741)	(45,741)	—	—
Credit Default Swaps	(13,963)	—	(13,963)	—
Interest Rate Swaps	(126,703)	—	(126,703)	—
Zero Coupon Swaps	(393,857)	—	(393,857)	—
Total	$(580,264)	$(45,741)	$(534,523)	$—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of September 30, 2010, the Fund did not have any investments transfer between valuation levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES
Beginning Balance	$12
Net purchases (sales)	—
Amortization of discount	—
Transfers in	20,816
Transfers out	—
Change in unrealized appreciation/depreciation	2,674,510
Realized gains (losses)	(2,674,522)
Ending Balance	$20,816

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2010	$—

Valuation of Investments - (1) An equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (7) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and ask price; (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Morgan Stanley Select Dimensions - Global Infrastructure Portfolio

Portfolio of Investments • September 30, 2010 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.4%)
	Australia (4.0%)
	Airports
54,269	Australian Infrastructure Fund (Stapled Securities) (a)(b)	$100,186
115,848	MAP Group (Stapled Securities) (b)	326,960
		427,146
	Diversified
62,700	DUET Group (Stapled Securities) (a)(b)	105,448

	Oil & Gas Storage & Transportation
43,100	APA Group (Stapled Securities) (b)	168,716

	Toll Roads
93,500	Transurban Group (Stapled Securities) (a)(b)	449,150

	Transmission & Distribution
96,489	Spark Infrastructure Group	103,054
	Total Australia	1,253,514

	Brazil (0.5%)
	Water
3,200	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	145,632

	Canada (14.8%)
	Oil & Gas Storage & Transportation
32,840	Enbridge, Inc.	1,720,038
67,190	TransCanada Corp.	2,492,606
		4,212,644
	Ports
4,160	Westshore Terminals Income Fund (Units) (a)	83,734

	Transmission & Distribution
12,010	Fortis, Inc.	372,825
	Total Canada	4,669,203

	China (4.9%)
	Oil & Gas Storage & Transportation
71,000	Beijing Enterprises Holdings Ltd. (c)	505,126
136,000	China Gas Holdings Ltd. (c)	73,093
84,000	ENN Energy Holdings Ltd. (c)	241,428
		819,647
	Ports
106,370	China Merchants Holdings International Co., Ltd. (c)	386,608

	Toll Roads
331,000	Jiangsu Expressway Co., Ltd. (H Shares) (c)	346,834
	Total China	1,553,089

	France (7.6%)
	Airports
2,300	Aeroports de Paris (ADP)	187,627

	Communications
9,637	Eutelsat Communications	367,854
44,385	SES SA	1,067,058
		1,434,912
	Toll Roads
90,160	Groupe Eurotunnel SA	766,595
	Total France	2,389,134

	Germany (0.7%)
	Airports
3,666	Fraport AG Frankfurt Airport Services Worldwide	222,946

	Hong Kong (3.3%)
	Oil & Gas Storage & Transportation
406,600	Hong Kong & China Gas Co., Ltd.	1,029,228

	Italy (5.3%)
	Oil & Gas Storage & Transportation
91,489	Snam Rete Gas SpA	$463,344

	Toll Roads
40,605	Atlantia SpA	841,394

	Transmission & Distribution
88,400	Terna Rete Elettrica Nazionale SpA	375,695
	Total Italy	1,680,433

	Japan (0.4%)
	Airports
7,400	Japan Airport Terminal Co., Ltd.	122,329

	Mexico (1.3%)
	Airports
7,100	Grupo Aeroportuario del Pacifico SAB de CV (ADR)	244,524
3,600	Grupo Aeroportuario del Sureste SAB de CV (ADR)	170,928
	Total Mexico	415,452

	Netherlands (0.4%)
	Oil & Gas Storage & Transportation
2,800	Koninklijke Vopak N.V.	133,637

	New Zealand (0.4%)
	Airports
91,670	Auckland International Airport Ltd.	137,880

	Spain (9.8%)
	Diversified
83,543	Ferrovial SA	781,173

	Oil & Gas Storage & Transportation
17,478	Enagas	354,187

	Toll Roads
78,254	Abertis Infraestructuras SA	1,458,315

	Transmission & Distribution
10,927	Red Electrica Corp. SA	513,846
	Total Spain	3,107,521

	Switzerland (0.4%)
	Airports
384	Flughafen Zuerich AG	139,508

	United Kingdom (10.7%)
	Transmission & Distribution
253,400	National Grid PLC	2,149,549

	Water
20,400	Northumbrian Water Group PLC	106,586
26,800	Pennon Group PLC	244,811
15,500	Severn Trent PLC	319,214
60,500	United Utilities Group PLC	544,574
		1,215,185
	Total United Kingdom	3,364,734

	United States (34.9%)
	Communications
40,940	American Tower Corp. (Class A) (d)	2,098,584
28,520	Crown Castle International Corp. (d)	1,259,158
14,170	SBA Communications Corp. (Class A) (d)	571,051
		3,928,793
	Diversified
66,290	Centerpoint Energy, Inc.	1,042,079

	Oil & Gas Storage & Transportation
5,710	AGL Resources, Inc.	219,036
6,970	Atmos Energy Corp.	203,872

7,670	Kinder Morgan Management LLC (d)	$462,117
2,080	New Jersey Resources Corp.	81,578
23,280	NiSource, Inc.	405,072
9,570	Oneok, Inc.	431,033
11,250	Southern Union Co.	270,675
2,720	Southwest Gas Corp.	91,365
62,265	Spectra Energy Corp.	1,404,076
		3,568,824
	Transmission & Distribution
20,050	Consolidated Edison, Inc.	966,811
4,840	ITC Holdings Corp.	301,290
14,830	Northeast Utilities	438,523
3,980	NorthWestern Corp.	113,430
8,670	NSTAR	341,165
		2,161,219
	Water
5,190	American Water Works Co., Inc.	120,771
9,260	Aqua America, Inc.	188,904
		309,675
	Total United States	11,010,590
	Total Common Stocks (Cost $28,871,718)	31,374,830

NUMBER OF RIGHTS
Rights (0.0%)
Australia
27,568	Spark Infrastructure Group (Cost $0) (d)	2,797

NUMBER OF SHARES (000)
	Short-Term Investment (e) (0.6%)
	Investment Company
178	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $178,411)		178,411
	Total Investments (Cost $29,050,129) (f)(g)	100.0%	31,556,038
	Liabilities in Excess of Other Assets	(0.0)	(5,640)
	Net Assets	100.0%	$31,550,398

ADR	American Depositary Receipt.
(a)	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(b)	Comprised of securities in separate entities that are traded as a single stapled security.
(c)	Security trades on the Hong Kong exchange.
(d)	Non-income producing security.
(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

(f)	Securities have been designated as collateral in connection with open forward foreign currency contracts.
(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Forward Foreign Currency Contracts Open at September 30, 2010:

COUNTERPARTY	CONTRACTS TO DELIVER	IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION
State Street	$26,644	AUD	27,568	10/05/2010	$175

Currency Abbreviations:

AUD	Australian Dollar.

Summary of Investments • September 30, 2010 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Oil & Gas Storage & Transportation	$10,750,226		34.1%
Transmission & Distribution	5,676,188		18.0
Communications	5,363,705		17.0
Toll Roads	3,862,288		12.2
Diversified	1,928,700		6.1
Water	1,670,492		5.3
Airports	1,652,889		5.2
Ports	470,342		1.5
Investment Company	178,411		0.6
Other	2,797		0.0
	$31,556,038	^	100.0%

^	Does not include open forward foreign currency contract with total unrealized appreciation of $175.

Notes to Portfolio of Investments • September 30, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Common Stocks
Airports	$1,652,889	$1,652,889	—	—
Communications	5,363,705	5,363,705	—	—
Diversified	1,928,700	1,928,700	—	—
Oil & Gas Storage & Transportation	10,750,226	10,750,226	—	—
Ports	470,342	470,342	—	—
Toll Roads	3,862,288	3,862,288	—	—
Transmission & Distribution	5,676,188	5,676,188	—	—
Water	1,670,492	1,670,492	—	—
Total Common Stocks	31,374,830	31,374,830	—	—
Rights	2,797	—	$2,797	—
Short-Term Investment - Investment Company	178,411	178,411	—	—
Forward Foreign Currency Contracts	175	—	175	—
Total	$31,556,213	$31,553,241	$2,972	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of September 30, 2010, securities with a total value of $7,100,826 transferred from Level 2 to Level 1. At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Valuation of Investments - (1) An equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (7) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and ask price; (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Morgan Stanley Select Dimensions - Capital Growth Portfolio

Portfolio of Investments • September 30, 2010 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.8%)
	Air Freight & Logistics (3.5%)
5,606	C.H. Robinson Worldwide, Inc.	$391,972
12,597	Expeditors International of Washington, Inc.	582,359
		974,331
	Capital Markets (1.0%)
19,214	Charles Schwab Corp. (The)	267,075

	Chemicals (2.2%)
12,654	Monsanto Co.	606,506

	Commercial Services & Supplies (2.5%)
35,395	Edenred (France) (a)	701,106

	Communications Equipment (2.3%)
13,991	Cisco Systems, Inc. (a)	306,403
6,668	Research In Motion Ltd. (Canada) (a)	324,665
		631,068
	Computers & Peripherals (10.0%)
7,041	Apple, Inc. (a)	1,997,884
20,676	Teradata Corp. (a)	797,266
		2,795,150
	Construction Materials (0.9%)
3,424	Martin Marietta Materials, Inc.	263,545

	Distributors (3.2%)
158,000	Li & Fung Ltd. (Bermuda) (b)	888,882

	Diversified Financial Services (5.2%)
73,232	BM&F Bovespa SA (Brazil)	612,864
1,325	CME Group, Inc.	345,096
21,381	Leucadia National Corp. (a)	505,019
		1,462,979
	Food Products (2.7%)
13,133	Mead Johnson Nutrition Co.	747,399

	Health Care Equipment & Supplies (3.3%)
2,658	Alcon, Inc. (Switzerland)	443,328
3,087	Gen-Probe, Inc. (a)	149,596
1,157	Intuitive Surgical, Inc. (a)	328,287
		921,211
	Hotels, Restaurants & Leisure (9.4%)
27,884	Las Vegas Sands Corp. (a)	971,757
16,745	Starbucks Corp.	428,337
9,352	Wynn Resorts Ltd.	811,473
9,093	Yum! Brands, Inc.	418,824
		2,630,391
	Information Technology Services (1.7%)
30,745	Redecard SA (Brazil)	480,073

	Insurance (3.2%)
6,428	Berkshire Hathaway, Inc. (Class B) (a)	531,467
9,779	Loews Corp.	370,624
		902,091
	Internet & Catalog Retail (8.8%)
13,059	Amazon.com, Inc. (a)	2,051,047
2,608	NetFlix, Inc. (a)	422,913
		2,473,960
	Internet Software & Services (13.5%)
10,567	Baidu, Inc. (ADR) (Cayman Islands) (a)	1,084,386
28,286	eBay, Inc. (a)	690,178
2,902	Google, Inc. (Class A) (a)	1,525,843

22,000	Tencent Holdings Ltd. (Cayman Islands) (b)	$480,896
		3,781,303
	Life Sciences Tools & Services (2.5%)
14,032	Illumina, Inc. (a)	690,374

	Media (1.7%)
9,675	Naspers Ltd. (Class N) (South Africa)	473,045

	Multiline Retail (0.7%)
2,745	Sears Holdings Corp. (a)	198,024

	Oil, Gas & Consumable Fuels (3.7%)
6,361	Range Resources Corp.	242,545
18,776	Ultra Petroleum Corp. (Canada) (a)	788,216
		1,030,761
	Pharmaceuticals (2.7%)
5,076	Allergan, Inc.	337,706
6,791	Johnson & Johnson	420,771
		758,477
	Professional Services (2.2%)
6,207	Corporate Executive Board Co. (The)	195,893
254	SGS SA (Registered Shares) (Switzerland)	410,474
		606,367
	Real Estate Management & Development (3.8%)
37,737	Brookfield Asset Management, Inc. (Class A) (Canada)	1,070,599

	Semiconductors & Semiconductor Equipment (0.5%)
992	First Solar, Inc. (a)	146,171

	Software (5.1%)
9,587	Adobe Systems, Inc. (a)	250,700
7,207	Salesforce.com, Inc. (a)	805,743
4,478	VMware, Inc. (Class A) (a)	380,361
		1,436,804
	Tobacco (1.5%)
7,603	Philip Morris International, Inc.	425,920
	Total Common Stocks (Cost $22,649,961)	27,363,612

	Convertible Preferred Stocks (0.6%)
	Alternative Energy
54,420	Better Place, LLC (Cost $163,260) (c)(d)	163,260

NUMBER OF SHARES (000)
	Short-Term Investment (e) (1.4%)
	Investment Company
405	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $405,091)		405,091
	Total Investments (Cost $23,218,312) (f)	99.8%	27,931,963
	Other Assets in Excess of Liabilities	0.2	54,417
	Net Assets	100.0%	$27,986,380

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Security trades on a Hong Kong exchange.
(c)	Illiquid security. Resale is restricted to qualified institutional investors.
(d)

At September 30, 2010, the Fund held $163,260 of fair valued securities, representing 0.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(e)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Forward Foreign Currency Contracts Open at September 30, 2010:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Mellon Bank N.A.		$19,767	EUR	14,502	10/04/2010	$2
State Street	BRL	2,657		$1,567	10/04/2010	(3)
State Street		$11,577	EUR	8,497	10/05/2010	6
	Net Unrealized Appreciation					$5

Currency Abbreviations:
BRL	Brazilian Real.
EUR	Euro.

Notes to the Portfolio of Investments • September 30, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Assets:
Common Stocks
Air Freight & Logistics	$974,331	$974,331	—	—
Capital Markets	267,075	267,075	—	—
Chemicals	606,506	606,506	—	—
Commercial Services & Supplies	701,106	701,106	—	—
Communications Equipment	631,068	631,068	—	—
Computers & Peripherals	2,795,150	2,795,150	—	—
Construction Materials	263,545	263,545	—	—
Distributors	888,882	888,882	—	—
Diversified Financial Services	1,462,979	1,462,979	—	—
Food Products	747,399	747,399	—	—
Health Care Equipment & Supplies	921,211	921,211	—	—
Hotels, Restaurants & Leisure	2,630,391	2,630,391	—	—
Information Technology Services	480,073	480,073	—	—
Insurance	902,091	902,091	—	—
Internet & Catalog Retail	2,473,960	2,473,960	—	—
Internet Software & Services	3,781,303	3,781,303	—	—
Life Sciences Tools & Services	690,374	690,374	—	—
Media	473,045	473,045	—	—
Multiline Retail	198,024	198,024	—	—
Oil, Gas & Consumable Fuels	1,030,761	1,030,761	—	—
Pharmaceuticals	758,477	758,477	—	—
Professional Services	606,367	606,367	—	—
Real Estate Management & Development	1,070,599	1,070,599	—	—
Semiconductors & Semiconductor Equipment	146,171	146,171	—	—
Software	1,436,804	1,436,804	—	—
Tobacco	425,920	425,920	—	—
Total Common Stocks	27,363,612	27,363,612	—	—
Convertible Preferred Stocks	163,260	—	—	$163,260
Short-Term Investment - Investment Company	405,091	405,091	—	—
Forward Foreign Currency Contracts	8	—	$8	—
Total	$27,931,971	$27,768,703	$8	$163,260

Liabilities:
Forward Foreign Currency Contracts	$(3)	—	$(3)	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of period. As of September 30, 2010, securities with a total value of approximately $2,873,189 transferred from Level 2 to Level 1. At September 30, 2010, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 1 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

INVESTMENTS IN SECURITIES
Beginning Balance	—
Net purchases (sales)	$163,260
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$163,260

Net change in unrealized appreciation/depreciation from investments still held September 30, 2010	$—

Valuation of Investments - (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Morgan Stanley Select Dimensions - Focus Growth Portfolio

Portfolio of Investments • September 30, 2010 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (95.8%)
	Air Freight & Logistics (2.6%)
50,106	Expeditors International of Washington, Inc.	$2,316,400

	Chemicals (3.0%)
55,679	Monsanto Co.	2,668,695

	Commercial Services & Supplies (3.1%)
139,650	Edenred (France) (a)	2,766,195

	Computers & Peripherals (12.7%)
28,920	Apple, Inc. (a)	8,206,050
81,477	Teradata Corp. (a)	3,141,753
		11,347,803
	Distributors (4.0%)
638,000	Li & Fung Ltd. (Bermuda) (b)	3,589,282

	Diversified Financial Services (7.3%)
530,665	BM&F Bovespa SA (Brazil)	4,441,026
86,139	Leucadia National Corp. (a)	2,034,603
		6,475,629
	Food Products (3.4%)
52,982	Mead Johnson Nutrition Co.	3,015,206

	Hotels, Restaurants & Leisure (9.7%)
105,559	Las Vegas Sands Corp. (a)	3,678,731
38,029	Wynn Resorts Ltd.	3,299,777
36,436	Yum! Brands, Inc.	1,678,242
		8,656,750
	Insurance (1.9%)
20,341	Berkshire Hathaway, Inc. (Class B) (a)	1,681,794

	Internet & Catalog Retail (11.2%)
52,734	Amazon.com, Inc. (a)	8,282,402
10,439	NetFlix, Inc. (a)	1,692,788
		9,975,190
	Internet Software & Services (17.2%)
43,513	Baidu, Inc. (ADR) (Cayman Islands) (a)	4,465,304
113,117	eBay, Inc. (a)	2,760,055
11,815	Google, Inc. (Class A) (a)	6,212,209
87,700	Tencent Holdings Ltd. (Cayman Islands) (b)	1,917,026
		15,354,594
	Life Sciences Tools & Services (3.1%)
56,321	Illumina, Inc. (a)	2,770,993

	Media (2.0%)
37,425	Naspers Ltd. (Class N) (South Africa)	1,829,840

	Oil, Gas & Consumable Fuels (4.6%)
97,893	Ultra Petroleum Corp. (Canada) (a)	4,109,548

	Real Estate Management & Development (4.7%)
148,840	Brookfield Asset Management, Inc. (Class A) (Canada)	4,222,591

	Software (3.4%)
27,284	Salesforce.com, Inc. (a)	3,050,351

	Tobacco (1.9%)
30,464	Philip Morris International, Inc.	1,706,593
	Total Common Stocks (Cost $69,971,907)	85,537,454

	Convertible Preferred Stocks (0.6%)
	Alternative Energy (0.6%)
166,815	Better Place, LLC (Cost $500,445) (c)(d)	500,445

NUMBER OF SHARES (000)
	Short-Term Investment (e) (0.3%)
	Investment Company
236	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $236,349)		$236,349
	Total Investments (Cost $70,708,701) (f)	96.7%	86,274,248
	Other Assets in Excess of Liabilities	3.3	2,966,228
	Net Assets	100.0%	$89,240,476

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Security trades on a Hong Kong exchange.
(c)	Illiquid security. Resale is restricted to qualified institutional investors.
(d)

At September 30, 2010, the Fund held $500,445 of fair valued securities, representing 0.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(e)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Forward Foreign Currency Contracts Open at September 30, 2010:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Boston Safe Deposit & Trust Co.		$103,909	EUR	76,230	10/04/2010	$12
State Street Bank & Trust Co.	BRL	965,652		$569,437	10/04/2010	(1,279)
Credit Suisse		$65,480	HKD	508,132	10/05/2010	11
State Street Bank & Trust Co.		$60,876	EUR	44,680	10/05/2010	34
UBS Warburg AG		$10,393	ZAR	72,523	10/07/2010	11
	Net Unrealized Depreciation					$(1,211)

Currency Abbreviations:
BRL	Brazilian Real.
EUR	Euro.
HKD	Hong Kong Dollar.
ZAR	South African Rand.

Notes to Financial Statements • September 30, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Assets:
Common Stocks
Air Freight & Logistics	$2,316,400	$2,316,400	—	—
Chemicals	2,668,695	2,668,695	—	—
Commercial Services & Supplies	2,766,195	2,766,195	—	—
Computers & Peripherals	11,347,803	11,347,803	—	—
Distributors	3,589,282	3,589,282	—	—
Diversified Financial Services	6,475,629	6,475,629	—	—
Food Products	3,015,206	3,015,206	—	—
Hotels, Restaurants & Leisure	8,656,750	8,656,750	—	—
Insurance	1,681,794	1,681,794	—	—
Internet & Catalog Retail	9,975,190	9,975,190	—	—
Internet Software & Services	15,354,594	15,354,594	—	—
Life Sciences Tools & Services	2,770,993	2,770,993	—	—
Media	1,829,840	1,829,840	—	—
Oil, Gas & Consumable Fuels	4,109,548	4,109,548	—	—
Real Estate Management & Development	4,222,591	4,222,591	—	—
Software	3,050,351	3,050,351	—	—
Tobacco	1,706,593	1,706,593	—	—
Total Common Stocks	85,537,454	85,537,454	—	—
Convertible Preferred Stocks	500,445	—	—	$500,445
Short-Term Investment-Investment Company	236,349	236,349	—	—
Forward Foreign Currency Contracts	68	—	$68	—
Total	$86,274,316	$85,773,803	$68	$500,445

Liabilities:
Forward Foreign Currency Contracts	$(1,279)	—	$(1,279)	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of September 30, 2010, securities with a total value of $9,947,334 transferred from Level 2 to Level 1. At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES
Beginning Balance	$—
Net purchases (sales)	500,445
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$500,445

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2010	$—

Valuation of Investments - (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. (6) Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (8) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Morgan Stanley Select Dimensions - Capital Opportunities Portfolio

Portfolio of Investments • September 30, 2010 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (96.4%)
	Air Freight & Logistics (2.5%)
11,832	Expeditors International of Washington, Inc.	$546,993

	Capital Markets (3.3%)
9,114	Greenhill & Co., Inc.	722,923

	Chemicals (2.2%)
9,930	Monsanto Co.	475,945

	Commercial Services & Supplies (2.4%)
26,324	Edenred (France) (a)	521,427

	Computers & Peripherals (10.0%)
5,142	Apple, Inc. (a)	1,459,043
18,690	Teradata Corp. (a)	720,686
		2,179,729
	Distributors (4.0%)
154,974	Li & Fung Ltd. (Bermuda) (b)	871,858

	Diversified Financial Services (6.8%)
59,287	BM&F Bovespa SA (Brazil)	496,161
17,272	Leucadia National Corp. (a)	407,965
17,144	MSCI, Inc. (Class A) (a)	569,352
		1,473,478
	Food Products (2.5%)
9,461	Mead Johnson Nutrition Co.	538,426

	Health Care Technology (2.0%)
13,067	athenahealth, Inc. (a)	431,472

	Hotels, Restaurants & Leisure (9.6%)
15,116	Ctrip.com International Ltd. (ADR) (Cayman Islands) (a)	721,789
20,505	Las Vegas Sands Corp. (a)	714,599
7,395	Wynn Resorts Ltd.	641,664
		2,078,052
	Information Technology Services (1.8%)
24,984	Redecard SA (Brazil)	390,117

	Internet & Catalog Retail (9.4%)
9,540	Amazon.com, Inc. (a)	1,498,353
3,308	NetFlix, Inc. (a)	536,425
		2,034,778
	Internet Software & Services (10.5%)
7,504	Baidu, Inc. (ADR) (Cayman Islands) (a)	770,061
2,119	Google, Inc. (Class A) (a)	1,114,149
18,200	Tencent Holdings Ltd. (Cayman Islands) (b)	397,832
		2,282,042
	Life Sciences Tools & Services (5.4%)
13,921	Illumina, Inc. (a)	684,913
7,862	Techne Corp.	485,321
		1,170,234
	Media (1.8%)
7,984	Naspers Ltd. (Class N) (South Africa)	390,366

	Metals & Mining (3.6%)
588,393	Lynas Corp. Ltd. (Australia) (a)	776,289

	Oil, Gas & Consumable Fuels (4.7%)
9,811	Range Resources Corp.	374,093
15,369	Ultra Petroleum Corp. (Canada) (a)	645,191
		1,019,284
	Professional Services (5.0%)
11,353	CoStar Group, Inc. (a)	553,004

18,973	Verisk Analytics, Inc. (Class A) (a)	$531,434
		1,084,438
	Real Estate Management & Development (3.9%)
30,081	Brookfield Asset Management, Inc. (Class A) (Canada)	853,398

	Semiconductors & Semiconductor Equipment (1.7%)
20,168	Tessera Technologies, Inc. (a)	373,108

	Software (3.3%)
6,360	Salesforce.com, Inc. (a)	711,048
	Total Common Stocks (Cost $16,146,234)	20,925,405

	Convertible Preferred Stocks (0.6%)
	Alternative Energy (0.6%)
40,264	Better Place, LLC (Cost $120,792) (c)(d)	120,792

NUMBER OF SHARES (000)
	Short-Term Investment (e) (0.8%)
	Investment Company
168	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $168,179)		168,179
	Total Investments (Cost $16,435,205) (f)	97.8%	21,214,376
	Other Assets in Excess of Liabilities	2.2	480,270
	Net Assets	100.0%	$21,694,646

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Security trades on a Hong Kong exchange.
(c)	Illiquid security. Resale is restricted to qualified institutional investors.
(d)

At September 30, 2010, the Fund held $120,792 of fair valued securities, representing 0.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(e)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Forward Foreign Currency Contracts Open at September 30, 2010:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Mellon Bank N.A.		$23,318	EUR	17,107	10/04/2010	3
State Street	BRL	2,657		$1,567	10/04/2010	(4)
Credit Suisse	HKD	138,350		$17,828	10/05/2010	$(3)
State Street		$13,636	EUR	10,008	10/05/2010	8
UBS Securities	AUD	30,649		$29,723	10/06/2010	99
UBS WARB AG	ZAR	53,892		$7,723	10/07/2010	(8)
	Net Unrealized Appreciation					$95

Currency Abbreviations:
AUD	Australian Dollar.
BRL	Brazilian Real.
EUR	Euro.
HKD	Hong Kong Dollar.
ZAR	South African Rand.

Notes to the Portfolio of Investments • September 30, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Assets:
Common Stocks
Air Freight & Logistics	$546,993	$546,993	—	—
Capital Markets	722,923	722,923	—	—
Chemicals	475,945	475,945	—	—
Commercial Services & Supplies	521,427	521,427	—	—
Computers & Peripherals	2,179,729	2,179,729	—	—
Distributors	871,858	871,858	—	—
Diversified Financial Services	1,473,478	1,473,478	—	—
Food Products	538,426	538,426	—	—
Health Care Technology	431,472	431,472	—	—
Hotels, Restaurants & Leisure	2,078,052	2,078,052	—	—
Information Technology Services	390,117	390,117	—	—
Internet & Catalog Retail	2,034,778	2,034,778	—	—
Internet Software & Services	2,282,042	2,282,042	—	—
Life Sciences Tools & Services	1,170,234	1,170,234	—	—
Media	390,366	390,366	—	—
Metals & Mining	776,289	776,289	—	—
Oil, Gas & Consumable Fuels	1,019,284	1,019,284	—	—
Professional Services	1,084,438	1,084,438	—	—
Real Estate Management & Development	853,398	853,398	—	—
Semiconductors & Semiconductor Equipment	373,108	373,108	—	—
Software	711,048	711,048	—	—
Total Common Stocks	20,925,405	20,925,405	—	—
Convertible Preferred Stocks	120,792	—	—	$120,792
Short-Term Investment - Investment Company	168,179	168,179	—	—
Forward Foreign Currency Contracts	110	—	$110	—
Total	$21,214,486	$21,093,584	$110	$120,792

Liabilities:
Forward Foreign Currency Contracts	$(15)	—	$(15)	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of September 30, 2010, securities with a total value of $2,155,968 transferred from Level 2 to Level 1. At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES
Beginning Balance	—
Net purchases (sales)	$120,792
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$120,792

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2010	$—

Valuation of Investments - (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Morgan Stanley Select Dimensions - Mid Cap Growth Portfolio

Portfolio of Investments • September 30, 2010 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.7%)
	Air Freight & Logistics (3.6%)
6,914	C.H. Robinson Worldwide, Inc.	$483,427
14,345	Expeditors International of Washington, Inc.	663,169
		1,146,596
	Beverages (1.0%)
10,400	Coca-Cola Enterprises, Inc.	322,400

	Biotechnology (0.7%)
6,041	Ironwood Pharmaceuticals, Inc. (a)	61,497
14,664	Ironwood Pharmaceuticals, Inc. (a)(b)	149,280
		210,777
	Capital Markets (3.0%)
12,949	Calamos Asset Management, Inc. (Class A)	148,913
6,308	Greenhill & Co., Inc.	500,351
6,323	T. Rowe Price Group, Inc.	316,561
		965,825
	Chemicals (3.5%)
11,344	Intrepid Potash, Inc. (a)	295,712
16,979	Nalco Holding Co.	428,040
12,089	Rockwood Holdings, Inc. (a)	380,441
		1,104,193
	Commercial Banks (0.9%)
7,162	CIT Group, Inc. (a)	292,353

	Commercial Services & Supplies (5.2%)
26,811	Covanta Holding Corp. (a)	422,273
38,538	Edenred (France) (a)	763,363
6,771	Stericycle, Inc. (a)	470,449
		1,656,085
	Computers & Peripherals (2.7%)
22,666	Teradata Corp. (a)	874,001

	Construction Materials (1.6%)
5,222	Martin Marietta Materials, Inc.	401,937
3,268	Texas Industries, Inc.	103,008
		504,945
	Distributors (3.0%)
169,185	Li & Fung Ltd. (Bermuda) (c)	951,807

	Diversified Consumer Services (2.3%)
4,730	New Oriental Education & Technology Group (ADR) (Cayman Islands) (a)	461,553
1,577	Strayer Education, Inc.	275,187
		736,740
	Diversified Financial Services (5.2%)
3,322	IntercontinentalExchange, Inc. (a)	347,880
19,873	Leucadia National Corp. (a)	469,400
5,393	Moody’s Corp.	134,717
21,202	MSCI, Inc. (Class A) (a)	704,119
		1,656,116
	Food Products (2.4%)
13,418	Mead Johnson Nutrition Co.	763,618

	Health Care Equipment & Supplies (3.8%)
10,176	Gen-Probe, Inc. (a)	493,129
6,685	IDEXX Laboratories, Inc. (a)	412,598
1,070	Intuitive Surgical, Inc. (a)	303,602
		1,209,329
	Hotels, Restaurants & Leisure (9.5%)
878	Chipotle Mexican Grill, Inc. (Class A) (a)	151,016
21,405	Ctrip.com International Ltd. (ADR) (Cayman Islands) (a)	1,022,089

28,460	Las Vegas Sands Corp. (a)	$991,831
9,983	Wynn Resorts Ltd.	866,225
		3,031,161
	Household Durables (1.9%)
19,236	Gafisa SA (ADR) (Brazil)	297,965
490	NVR, Inc. (a)	317,290
		615,255
	Information Technology Services (2.8%)
15,516	Gartner, Inc. (a)	456,791
27,913	Redecard SA (Brazil)	435,852
		892,643
	Internet & Catalog Retail (5.8%)
4,941	NetFlix, Inc. (a)	801,232
3,011	Priceline.com, Inc. (a)	1,048,852
		1,850,084
	Internet Software & Services (2.7%)
9,320	Akamai Technologies, Inc. (a)	467,677
185,000	Alibaba.com Ltd. (Cayman Islands) (c)	385,315
		852,992
	Life Sciences Tools & Services (4.0%)
17,277	Illumina, Inc. (a)	850,029
6,947	Techne Corp.	428,838
		1,278,867
	Machinery (2.0%)
6,046	Schindler Holding AG (Switzerland)	648,500

	Media (4.9%)
8,712	Discovery Communications, Inc. Ser C (a)	332,711
25,654	Groupe Aeroplan, Inc. (Canada)	315,159
9,063	Morningstar, Inc. (a)	403,847
10,232	Naspers Ltd. (Class N) (South Africa)	500,279
		1,551,996
	Metals & Mining (0.6%)
134,590	Lynas Corp. Ltd. (Australia) (a)	177,570

	Multiline Retail (0.8%)
1,797	Dollar Tree, Inc. (a)	87,622
2,553	Sears Holdings Corp. (a)	184,173
		271,795
	Oil, Gas & Consumable Fuels (4.1%)
6,819	Petrohawk Energy Corp. (a)	110,059
12,035	Range Resources Corp.	458,894
17,507	Ultra Petroleum Corp. (Canada) (a)	734,944
		1,303,897
	Personal Products (0.0%)
200	Natura Cosmeticos SA (Brazil)	5,403

	Professional Services (6.3%)
7,392	Corporate Executive Board Co. (The)	233,292
5,820	IHS, Inc. (Class A) (a)	395,760
25,221	Intertek Group PLC (United Kingdom)	725,037
24,037	Verisk Analytics, Inc. (Class A) (a)	673,276
		2,027,365
	Semiconductors & Semiconductor Equipment (1.0%)
16,771	ARM Holdings PLC (ADR) (United Kingdom)	314,624

	Software (10.1%)
11,918	Autodesk, Inc. (a)	381,018
3,153	Citrix Systems, Inc. (a)	215,161

638	Factset Research Systems, Inc.	$51,761
13,876	Red Hat, Inc. (a)	568,916
6,504	Rovi Corp. (a)	327,867
8,827	Salesforce.com, Inc. (a)	986,859
15,916	Solera Holdings, Inc.	702,850
		3,234,432
	Trading Companies & Distributors (1.4%)
8,362	Fastenal Co.	444,775

	Wireless Telecommunication Services (0.9%)
2,994	Millicom International Cellular SA (Luxembourg)	287,274
	Total Common Stocks (Cost $28,683,615)	31,183,418

	Convertible Preferred Stock (0.5%)
	Alternative Energy
56,056	Better Place, Inc. (Cost $168,168) (d)(e)	168,168

NUMBER OF SHARES (000)
	Short-Term Investment (f) (3.7%)
	Investment Company
1,179	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,178,526)		1,178,526
	Total Investments (Cost $30,030,309) (g)	101.9%	32,530,112
	Liabilities in Excess of Other Assets	(1.9)	(593,463)
	Net Assets	100.0%	$31,936,649

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Super voting rights at a ratio of 10:1.
(c)	Security trades on a Hong Kong exchange.
(d)	Illiquid security. Resale is restricted to qualified institutional investors.
(e)

At September 30, 2010, the Fund held $168,168 of fair valued securities, representing 0.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(f)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Foreign Currency Exchange Contracts Open at September 30, 2010:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION
Boston Safe Deposit & Trust Co.		$40,432	EUR	29,662	10/04/2010	$4
State Street Bank & Trust Co.	HKD	393,086		$50,670	10/04/2010	7
	Total Unrealized Appreciation					$11

Currency Abbreviations:
EUR	Euro.
HKD	Hong Kong Dollar.

Notes to Financial Statements • September 30, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Common Stocks
Air Freight & Logistics	$1,146,596	$1,146,596	—	—
Beverages	322,400	322,400	—	—
Biotechnology	210,777	210,777	—	—
Capital Markets	965,825	965,825	—	—
Chemicals	1,104,193	1,104,193	—	—
Commercial Banks	292,353	292,353	—	—
Commercial Services & Supplies	1,656,085	1,656,085	—	—
Computers & Peripherals	874,001	874,001	—	—
Construction Materials	504,945	504,945	—	—
Distributors	951,807	951,807	—	—
Diversified Consumer Services	736,740	736,740	—	—
Diversified Financial Services	1,656,116	1,656,116	—	—
Food Products	763,618	763,618	—	—
Health Care Equipment & Supplies	1,209,329	1,209,329	—	—
Hotels, Restaurants & Leisure	3,031,161	3,031,161	—	—
Household Durables	615,255	615,255	—	—
Information Technology Services	892,643	892,643	—	—
Internet & Catalog Retail	1,850,084	1,850,084	—	—
Internet Software & Services	852,992	852,992	—	—
Life Sciences Tools & Services	1,278,867	1,278,867	—	—
Machinery	648,500	648,500	—	—
Media	1,551,996	1,551,996	—	—
Metals & Mining	177,570	177,570	—	—
Multiline Retail	271,795	271,795	—	—
Oil, Gas & Consumable Fuels	1,303,897	1,303,897	—	—
Personal Products	5,403	5,403	—	—
Professional Services	2,027,365	2,027,365	—	—
Semiconductors & Semiconductor Equipment	314,624	314,624	—	—
Software	3,234,432	3,234,432	—	—
Trading Companies & Distributors	444,775	444,775	—	—
Wireless Telecommunication Services	287,274	287,274	—	—
Total Common Stocks	31,183,418	31,183,418	—	—
Convertible Preferred Stock	168,168	—	—	$168,168
Short-Term Investment - Investment Company	1,178,526	1,178,526	—	—
Foreign Currency Exchange Contracts	11	—	$11	—
Total	$32,530,123	$32,361,944	$11	$168,168

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of September 30, 2010, securities with a total value of $2,498,011 transferred from Level 2 to Level 1. At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES
Beginning Balance	$322,608
Net purchases (sales)	168,168
Amortization of discount	—
Transfers in	—
Transfers out	(149,280)
Change in unrealized appreciation/depreciation	(173,328)
Realized gains (losses)	—
Ending Balance	$168,168

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2010	$—

Valuation of Investments - (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Select Dimensions Investment Series

/s/ Sara Furber
Sara Furber
Principal Executive Officer
November 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Sara Furber
Sara Furber
Principal Executive Officer
November 16, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 16, 2010